Impairment of Oil and Gas Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Impairment of Oil and Gas Properties
Note 7 – Impairment of Oil and Gas Properties

Pursuant to full cost accounting rules, the Company must perform a ceiling test each quarter on its proved oil and natural gas assets within each separate cost center. All of the Company’s costs are included in one cost center as all of the Company’s operations are located in the United States. The Company’s ceiling test was calculated using trailing twelve-month, unweighted-average first-day-of-the-month prices for oil and natural gas as of September 30, 2017, which were based on a West Texas Intermediate oil price of $42.46 per Bbl and a Henry Hub natural gas price of $2.63 per Mcf (adjusted for basis and quality differentials), respectively. For the nine-month period ended September 30, 2017, the Company’s present value of future estimate cash flows discounted at 10%, exceeded the net book value of those assets. Accordingly, the Company did not record an impairment charge. This test resulted in a pre-tax write-down of $7,444,597 for the nine-month period ended September 30, 2016.

Note 11 - Impairment of Oil and Gas Properties

Pursuant to full cost accounting rules, the Company must perform a ceiling test each quarter on its proved oil and natural gas assets within each separate cost center. All of the Company’s costs are included in one cost center because all of the Company’s operations are located in the United States. The Company’s ceiling test was calculated using trailing twelve-month, unweighted-average first-day-of-the-month prices for oil and natural gas as of December 31, 2016, which were based on a West Texas Intermediate oil price of $42.75 per Bbl and a Henry Hub natural gas price of $2.49 per MMBtu (adjusted for basis and quality differentials), respectively. The trailing twelve-month, unweighted-average first-day-of-the-month prices for oil and natural gas as of September 30, 2016, was based on a West Texas Intermediate oil price of $41.97 per Bbl and a Henry Hub natural gas price of $2.39 per MMBtu (adjusted for basis and quality differentials), respectively. The twelve-month, unweighted-average first-day-of-the –month price as of June 30, 2016 was $42.46 per Bbl and $2.63per MMBtu The twelve-month, unweighted-average first-day-of-the –month price as of March 31, 2016 was $45.16 per Bbl and $2.40 per MMBtu (adjusted for basis and quality differentials), respectively. Utilizing these prices, the calculated ceiling amount was less than the net capitalized cost of oil and natural gas properties as of December 31, 2016, and as a result, a pre-tax write-down of $588,073 was recorded. Utilizing these prices, the calculated ceiling amount was less than the net capitalized cost of oil and natural gas properties as of September 30, 2016, and as a result, a pre-tax write-down of approximately $800,000 was recorded. At June 30, 2016 the calculated ceiling amount was less than net capitalized cost of oil and natural gas properties resulted in a pre-tax write-down of $2.1 million. At March 31, 2016 the calculated ceiling amount was less than net capitalized cost of oil and natural gas properties resulted in a pre-tax write-down of $4.5 million. For the year ended December 31, 2015 and 2016 the Company recorded and impairment charges of $48,930,087 and $8,032,670 respectively. Additional material write-downs of the Company’s oil and gas properties could occur in subsequent quarters in the event that oil and natural gas prices remain at current depressed levels, or if the Company experiences significant downward adjustments to its estimated proved reserves.